III. FINANCIAL RISK MANAGEMENT - Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Assets
Cash and cash equivalents		$ 1,637,821	$ 1,091,527		$ 318,127
Other investments - current		1,969,631	438,448
Derivative financial instruments		9,801	30,805
Other investments - non-current		405,631	119,902
Current trade receivables		2,480,889	2,493,940		1,299,072
Other receivables		414,778	395,531	[1]
Liabilities
Borrowings C and NC		583,437	728,762
Other liabilities C and NC	[2]	693,913
Trade payables		1,107,567	1,179,457
Lease Liabilities C and NC		134,433	112,177		117,285
Derivative financial instruments		11,150	7,127
Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,150	7,127
Other liabilities [member]
Liabilities
Other liabilities C and NC		86,240
Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC		607,673
Derivatives [member]
Assets
Derivative financial instruments		9,801	30,805
Other receivables [member]
Assets
Other receivables		93,144	154,056
Other receivables (non-Financial) [member]
Assets
Other receivables		321,634	241,475
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		896,166	196,152
U.S. Sovereign Bills [Member]
Assets
Other investments - current		282,225
Certificates of Deposits [member]
Assets
Other investments - current		334,637	36,167
Commercial Papers [member]
Assets
Other investments - current		196,708	19,785
Other notes [member]
Assets
Other investments - current		82,596	140,200
Bonds and other fixed income [member]
Assets
Other investments - current		834,281	211,953
Other investments - non-current		398,220	113,574
U.S. government securities [member]
Assets
Other investments - current		126,399
Non - U.S. government securities [member]
Assets
Other investments - current		10,943	108,310
Corporates securities [member]
Assets
Other investments - current		696,939	103,643
Mutual Fund [member]
Assets
Other investments - current		239,184	30,343
Other investments [member]
Assets
Other investments - non-current		7,411	6,328
Level 1 of fair value hierarchy [member]
Assets
Cash and cash equivalents		223,424	422,859
Other investments - current		1,073,465	242,296
Other investments - non-current		398,220	113,574
Current trade receivables
Other receivables				[1]
Total		1,695,109	778,729
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC
Level 1 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 1 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 1 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 1 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 1 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current		834,281	211,953
Other investments - non-current		398,220	113,574
Level 1 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current		126,399
Level 1 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current		10,943	108,310
Level 1 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current		696,939	103,643
Level 1 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current		239,184	30,343
Level 1 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 2 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current
Current trade receivables
Other receivables				[1]
Total		9,801	30,805
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total		11,150	7,127
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,150	7,127
Level 2 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC
Level 2 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 2 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments		9,801	30,805
Level 2 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 2 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 2 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Level 2 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current
Level 3 of fair value hierarchy [member]
Assets
Cash and cash equivalents
Other investments - current
Other investments - non-current		7,411	6,328
Current trade receivables
Other receivables			48,659	[1]
Total		7,411	54,987		$ 56,294
Liabilities
Borrowings C and NC
Other liabilities C and NC	[2]	86,240
Trade payables
Lease Liabilities C and NC
Total
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		86,240
Level 3 of fair value hierarchy [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Level 3 of fair value hierarchy [member] | Derivatives [member]
Assets
Derivative financial instruments
Level 3 of fair value hierarchy [member] | Other receivables [member]
Assets
Other receivables			48,659
Level 3 of fair value hierarchy [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Level 3 of fair value hierarchy [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Certificates of Deposits [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Commercial Papers [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other notes [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Level 3 of fair value hierarchy [member] | U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Corporates securities [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Mutual Fund [member]
Assets
Other investments - current
Level 3 of fair value hierarchy [member] | Other investments [member]
Assets
Other investments - non-current		7,411	6,328
Financial assets at amortised cost, category [member]
Assets
Cash and cash equivalents		1,414,397	668,668
Other investments - current		896,166	196,152
Other investments - non-current
Current trade receivables		2,480,889	2,493,940
Other receivables		93,144	105,397	[1]
Total		4,884,596	3,464,157
Liabilities
Borrowings C and NC		583,437	728,762
Other liabilities C and NC
Trade payables		1,107,567	1,179,457
Lease Liabilities C and NC		134,433	112,177
Total		1,825,437	2,020,396
Financial assets at amortised cost, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC
Financial assets at amortised cost, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at amortised cost, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at amortised cost, category [member] | Other receivables [member]
Assets
Other receivables		93,144	105,397
Financial assets at amortised cost, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at amortised cost, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current		896,166	196,152
Financial assets at amortised cost, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current		282,225
Financial assets at amortised cost, category [member] | Certificates of Deposits [member]
Assets
Other investments - current		334,637	36,167
Financial assets at amortised cost, category [member] | Commercial Papers [member]
Assets
Other investments - current		196,708	19,785
Financial assets at amortised cost, category [member] | Other notes [member]
Assets
Other investments - current		82,596	140,200
Financial assets at amortised cost, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current
Other investments - non-current
Financial assets at amortised cost, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at amortised cost, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through other comprehensive income, category [member]
Assets
Cash and cash equivalents
Other investments - current		834,281	182,988
Other investments - non-current		398,220	113,574
Current trade receivables
Other receivables			48,659	[1]
Total		1,232,501	345,221
Liabilities
Borrowings C and NC
Other liabilities C and NC
Trade payables
Lease Liabilities C and NC
Total
Financial assets at fair value through other comprehensive income, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through other comprehensive income, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through other comprehensive income, category [member] | Derivatives [member]
Assets
Derivative financial instruments
Financial assets at fair value through other comprehensive income, category [member] | Other receivables [member]
Assets
Other receivables			48,659
Financial assets at fair value through other comprehensive income, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through other comprehensive income, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current		834,281	182,988
Other investments - non-current		398,220	113,574
Financial assets at fair value through other comprehensive income, category [member] | U.S. government securities [member]
Assets
Other investments - current		126,399
Financial assets at fair value through other comprehensive income, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current		10,943	79,345
Financial assets at fair value through other comprehensive income, category [member] | Corporates securities [member]
Assets
Other investments - current		696,939	103,643
Financial assets at fair value through other comprehensive income, category [member] | Mutual Fund [member]
Assets
Other investments - current
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Assets
Other investments - non-current
Financial assets at fair value through profit or loss, category [member]
Assets
Cash and cash equivalents		223,424	422,859
Other investments - current		239,184	59,308
Other investments - non-current		7,411	6,328
Current trade receivables
Other receivables				[1]
Total		479,820	519,300
Liabilities
Borrowings C and NC
Other liabilities C and NC	[2]	86,240
Trade payables
Lease Liabilities C and NC
Total		97,390	7,127
Financial assets at fair value through profit or loss, category [member] | Derivative liabilities [member]
Liabilities
Derivative financial instruments		11,150	7,127
Financial assets at fair value through profit or loss, category [member] | Other liabilities [member]
Liabilities
Other liabilities C and NC		86,240
Financial assets at fair value through profit or loss, category [member] | Other liabilities (non-financial) [member]
Liabilities
Other liabilities C and NC
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Assets
Derivative financial instruments		9,801	30,805
Financial assets at fair value through profit or loss, category [member] | Other receivables [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Other receivables (non-Financial) [member]
Assets
Other receivables
Financial assets at fair value through profit or loss, category [member] | Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | U.S. Sovereign Bills [Member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Certificates of Deposits [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Commercial Papers [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Other notes [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Bonds and other fixed income [member]
Assets
Other investments - current			28,965
Other investments - non-current
Financial assets at fair value through profit or loss, category [member] | U.S. government securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Non - U.S. government securities [member]
Assets
Other investments - current			28,965
Financial assets at fair value through profit or loss, category [member] | Corporates securities [member]
Assets
Other investments - current
Financial assets at fair value through profit or loss, category [member] | Mutual Fund [member]
Assets
Other investments - current		239,184	30,343
Financial assets at fair value through profit or loss, category [member] | Other investments [member]
Assets
Other investments - non-current		$ 7,411	$ 6,328

[1]	Includes balances related to interest in Venezuelan companies. See note 35 to these Consolidated Financial Statements.
[2]	Includes liability related to share buyback program. See note 37 to these Consolidated Financial Statements.